Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

December 14, 2010

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Rochdale Alternative Total Return Fund LLC
Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of Rochdale Alternative Total Return Fund LLC (the “Fund”) is amendment No. 1 to the registration statement on Form N-2, as filed with the Securities and Exchange Commission on December 13, 2010, Accesssion No. 0000929638-10-000837, under the Investment Company Act of 1940, as amended, relating to an offering of units of interest in the Fund.

Please call the undersigned at (617) 951-8567 or Steven M. Giordano at (617) 951-8205 with any questions relating to the filing.

Sincerely,

/s/ Paul B. Raymond

Paul B. Raymond